Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2017	$409	$17,706	$18,115
Additions	1,931	2,710	4,641
Disposals	—	(64)	(64)
Exchange difference	—	23	23
At December 31, 2017	2,340	20,375	22,715
Additions	3,377	2,576	5,953
Disposals	—	(3,834)	(3,834)
Exchange difference	—	(13)	(13)
At December 31, 2018	5,717	19,104	24,821
Additions	5,020	3,752	8,772
Disposals	—	(2,045)	(2,045)
Exchange difference	—	7	7
At December 31, 2019	$10,737	$20,818	$31,555
Depreciation and impairment:
At January 1, 2017	—	10,408	10,408
Amortization	233	2,582	2,815
Disposals	—	(64)	(64)
Exchange difference	—	(6)	(6)
At December 31, 2017	233	12,920	13,153
Amortization	447	2,656	3,103
Disposals	—	(3,834)	(3,834)
Exchange difference	—	(10)	(10)
At December 31, 2018	680	11,732	12,412
Amortization	1,075	3,204	4,279
Disposals	—	(1,838)	(1,838)
Exchange difference	—	6	6
At December 31, 2019	$1,755	$13,104	$14,859
Net book value:
At January 1, 2017	409	$7,298	$7,707
At December 31, 2017	2,107	7,455	9,562
At December 31, 2018	5,037	7,372	12,409
At December 31, 2019	$8,982	$7,714	$16,696